Cover	Nov. 30, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2021
Entity File Number	001-39046
Entity Registrant Name	BLADE AIR MOBILITY, INC.
Entity Central Index Key	0001779128
Entity Tax Identification Number	84-1890381
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	499 East 34th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	967-1009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BLDE
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50
Trading Symbol	BLDEW
Security Exchange Name	NASDAQ